Fees Summary	Apr. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,122,461,423.10
Previously Paid Amount	108,321.39
Total Fee Amount	155,011.92
Total Offset Amount	0.00
Net Fee	$ 46,690.53